UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number: ______________
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
           ------------------------------------
Address:   1550 Utica Avenue South, Suite 950
           ------------------------------------
           Minneapolis, Minnesota 55416
           ------------------------------------

Form 13F File Number: 28-2786
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jundt
           ------------------------------------
Title:     Chairman and Chief Executive Officer
           ------------------------------------
Phone:     (612) 541-0677
           ------------------------------------

Signature, Place, and Date of Signing:

/s/ James R. Jundt               Minneapolis, Minnesota          April, 27, 2000
-----------------------------    ----------------------------    ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                         ------------------------

Form 13F Information Table Entry Total:    82
                                         ------------------------

Form 13F Information Table Value Total:  $ 576,570
                                         ------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE


          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
 --------------------------    --------  ---------  ----------  -----------------------  ----------  --------  ---------------------
                               TITLE OF               VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP     (x$1000)    PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
 --------------------------    --------  ---------  ----------  ---------  -----  -----  ----------  --------  -------  ------  ----
A D C TELECOMMUNICATN COM       COMMON   000886101   $  4,008       74400    SH             SOLE                  74400    0      0
ABERCROMBIE & FITCH CO CL A     COMMON   002896207   $  5,242      327600    SH             SOLE                 327600    0      0
ADVANCED FIBRE COMMUNICA COM    COMMON   00754A105   $  1,881       30000    SH             SOLE                  30000    0      0
AMGEN INC COM                   COMMON   031162100   $  9,354      152400    SH             SOLE                 152400    0      0
APROPOS TECHNOLOGY INC COM      COMMON   038334108   $  1,813       49000    SH             SOLE                  49000    0      0
AT HOME CORP COM SER A          COMMON   045919107   $ 12,720      386200    SH             SOLE                 386200    0      0
AUTOZONE INC COM                COMMON   053332102   $  6,574      236900    SH             SOLE                 236900    0      0
BED BATH & BEYOND INC COM       COMMON   075896100   $  1,709       43400    SH             SOLE                  43400    0      0
BIOGEN INC COM                  COMMON   090597105   $ 13,758      196900    SH             SOLE                 196900    0      0
BOSTON SCIENTIFIC CORP COM      COMMON   101137107   $  4,375      205300    SH             SOLE                 205300    0      0
CABLEVISION SYS CORP CL A       COMMON   12686C109   $ 12,636      208000    SH             SOLE                 208000    0      0
CHARTER COMMUNCTNS DEL CL A     COMMON   16117M107   $  6,362      444000    SH             SOLE                 444000    0      0
CISCO SYS INC COM               COMMON   17275R102   $ 11,280      145900    SH             SOLE                 145900    0      0
COGNOS INC COM                  COMMON   19244C109   $  2,815       45000    SH             SOLE                  45000    0      0
COMPUWARE CORP COM              COMMON   205638109   $  1,405       66700    SH             SOLE                  66700    0      0
COR THERAPEUTICS INC COM        COMMON   217753102   $    824       12500    SH             SOLE                  12500    0      0
CORNING INC COM                 COMMON   219350105   $ 11,931       61500    SH             SOLE                  61500    0      0
CV THERAPEUTICS INC COM         COMMON   126667104   $  3,463       69000    SH             SOLE                  69000    0      0
DBT ONLINE INC COM              COMMON   233044106   $  2,161      116400    SH             SOLE                 116400    0      0
DIEDRICH COFFEE INC COM         COMMON   253675102   $  1,005      335000    SH             SOLE                 335000    0      0
DIGITAL INSIGHT CORP COM        COMMON   25385P106   $  2,227       43450    SH             SOLE                  43450    0      0
DIGITAL LIGHTWAVE INC COM       COMMON   253855100   $  1,022       16400    SH             SOLE                  16400    0      0
ECHOSTAR COMMNTNS NEW CL A      COMMON   278762109   $  2,088      279600    SH             SOLE                 279600    0      0
EDISON SCHOOLS INC CL A         COMMON   281033100   $  2,269      115600    SH             SOLE                 115600    0      0
EXCHANGE APPLICATIONS COM       COMMON   300867108   $  2,540       48000    SH             SOLE                  48000    0      0
FACTSET RESH SYS INC COM        COMMON   303075105   $    714       26400    SH             SOLE                  26400    0      0
FAMOUS DAVES AMER INC COM       COMMON   307068106   $  2,663     1014500    SH             SOLE                1014500    0      0
GADZOOX NETWORKS INC COM        COMMON   362555104   $  2,493       52000    SH             SOLE                  52000    0      0
GEMSTAR INTL GROUP LTD ORD      COMMON   G3788V106   $ 18,352      213400    SH             SOLE                 213400    0      0
GEOWORKS CORP COM               COMMON   373692102   $    891       25000    SH             SOLE                  25000    0      0

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
 --------------------------    --------  ---------  ----------  -----------------------  ----------  --------  ---------------------
                               TITLE OF               VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP     (x$1000)    PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
 --------------------------    --------  ---------  ----------  ---------  -----  -----  ----------  --------  -------  ------  ----
GREAT PLAINS SOFTWARE COM       COMMON   39119E105   $    534       10000    SH             SOLE                  10000    0      0
GRIC COMMUNICATIONS IN COM      COMMON   398081109   $    979       29000    SH             SOLE                  29000    0      0
HEALTHGATE DATA CORP COM        COMMON   42222H106   $    900      160000    SH             SOLE                 160000    0      0
HEARTPORT INC COM               COMMON   421969106   $  9,139     1975900    SH             SOLE                1975900    0      0
HOME DEPOT INC COM              COMMON   437076102   $  5,621       87147    SH             SOLE                  87147    0      0
IMAGEX COM INC COM              COMMON   45244D102   $  1,560       77500    SH             SOLE                  77500    0      0
IMMERSION CORP COM              COMMON   452521107   $ 18,234      303900    SH             SOLE                 303900    0      0
IMMUNE RESPONSE CP DEL COM      COMMON   45252T106   $  1,150      100000    SH             SOLE                 100000    0      0
IMMUNEX CORP NEW COM            COMMON   452528102   $ 19,031      300000    SH             SOLE                 300000    0      0
INTRABIOTICS PHARMACUT COM      COMMON    6116T100   $  1,200       80000    SH             SOLE                  80000    0      0
INTUIT COM                      COMMON   461202103   $  5,432       99900    SH             SOLE                  99900    0      0
JACADA LTD ORD                  COMMON   M6184R101   $  1,199       82000    SH             SOLE                  82000    0      0
KOREA THRUNET                   COMMON   Y49975108   $  7,792      201400    SH             SOLE                 201400    0      0
LINENS N THINGS INC COM         COMMON   535679104   $  2,398       70000    SH             SOLE                  70000    0      0
MACROVISION CORP COM            COMMON   555904101   $  2,067       24000    SH             SOLE                  24000    0      0
MCI WORLDCOM INC COM            COMMON   55268B106   $  6,747      148900    SH             SOLE                 148900    0      0
MEDTRONIC INC COM               COMMON   585055106   $ 17,370      337700    SH             SOLE                 337700    0      0
MERCK & CO INC COM              COMMON   589331107   $ 13,425      216100    SH             SOLE                 216100    0      0
METASOLV SOFTWARE INC COM       COMMON   591393103   $  1,595       27000    SH             SOLE                  27000    0      0
MICROSOFT CORP COM              COMMON   594918104   $ 17,882      168300    SH             SOLE                 168300    0      0
MINIMED INC COM                 COMMON   60365K108   $ 17,677      136500    SH             SOLE                 136500    0      0
MISSION CRITICAL SOFTW COM      COMMON   605047109   $  4,829       79000    SH             SOLE                  79000    0      0
MONSANTO CO COM                 COMMON   611662107   $ 50,728      985000    SH             SOLE                 985000    0      0
NEOSE TECHNOLOGIES INC COM      COMMON   640522108   $    370       11500    SH             SOLE                  11500    0      0
NET GENESIS CORP COM            COMMON   64107E107   $  1,947       43500    SH             SOLE                  43500    0      0
NEW ERA OF NETWORKS COM         COMMON   644312100   $  1,099       28000    SH             SOLE                  28000    0      0
NEXTEL COMMUNICATIONS CL A      COMMON   65332V103   $  9,310       62800    SH             SOLE                  62800    0      0
ON TECHNOLOGY CORP COM          COMMON   68219P108   $  1,974      188000    SH             SOLE                 188000    0      0
ONYX SOFTWARE CORP COM          COMMON   683402101   $  2,550       80000    SH             SOLE                  80000    0      0
OPEN MKT INC COM                COMMON   68370M100   $    500       19400    SH             SOLE                  19400    0      0
PEROT SYS CORP CL A             COMMON   714265105   $    324       16200    SH             SOLE                  16200    0      0
PF CHANGS CHINA BISTRO COM      COMMON   69333Y108   $    937       28300    SH             SOLE                  28300    0      0
PHARMACIA & UPJOHN INC COM      COMMON   716941109   $  1,220       20500    SH             SOLE                  20500    0      0
PHOTRONICS INC COM              COMMON   719405102   $  1,413       40000    SH             SOLE                  40000    0      0
PINNACLE HLDGS INC COM          COMMON   72346N101   $  1,322       24600    SH             SOLE                  24600    0      0

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
 --------------------------    --------  ---------  ----------  -----------------------  ----------  --------  ---------------------
                               TITLE OF               VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP     (x$1000)    PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
 --------------------------    --------  ---------  ----------  ---------  -----  -----  ----------  --------  -------  ------  ----
PRIMUS TELECOM GROUP COM        COMMON   741929103   $  2,584       50000    SH             SOLE                  50000    0      0
QUALCOMM INC COM                COMMON   747525103   $  1,508       10100    SH             SOLE                  10100    0      0
QWEST COMMUNICATIONS COM        COMMON   749121109   $ 11,189      233100    SH             SOLE                 233100    0      0
RADWARE LTD ORD                 COMMON   M81873107   $  1,046       27000    SH             SOLE                  27000    0      0
RSA SEC INC COM                 COMMON   749719100   $    829       16000    SH             SOLE                  16000    0      0
SAGENT TECHNOLOGY INC COM       COMMON   786693101   $  1,285       44600    SH             SOLE                  44600    0      0
SALESLOGIX CORP COM             COMMON   79466P105   $  1,848       68300    SH             SOLE                  68300    0      0
SCHERING PLOUGH CORP COM        COMMON   806605101   $ 14,111      380100    SH             SOLE                 380100    0      0
SIEBEL SYS INC COM              COMMON   826170102   $ 11,072       92700    SH             SOLE                  92700    0      0
SILICON LABORATORIES COM        COMMON   826919102   $    885       10000    SH             SOLE                  10000    0      0
SIRIUS SATELLITE RADIO COM      COMMON   82966U103   $  5,176       90800    SH             SOLE                  90800    0      0
SNOWBALL COM INC COM            COMMON   83335R102   $  1,409      140000    SH             SOLE                 140000    0      0
STAPLES INC COM                 COMMON   855030102   $  2,000      100009    SH             SOLE                 100009    0      0
STARBUCKS CORP COM              COMMON   855244109   $ 19,919      444500    SH             SOLE                 444500    0      0
STARMEDIA NETWORK INC COM       COMMON   855546107   $ 10,699      355900    SH             SOLE                 355900    0      0
TARGET CORP COM                 COMMON   87612E106   $  9,007      120500    SH             SOLE                 120500    0      0
TEKELEC COM                     COMMON   879101103   $  2,228       60000    SH             SOLE                  60000    0      0
TERAYON COMMUNACTN SYS COM      COMMON   880775101   $  1,025        5000    SH             SOLE                   5000    0      0
TEXAS BIOTECHNOLOGY CP COM      COMMON   88221T104   $  1,431      100000    SH             SOLE                 100000    0      0
TRAVELOCITY COM INC COM         COMMON   893953109   $  6,019      204900    SH             SOLE                 204900    0      0
TRICORD SYSTEMS INC COM         COMMON   896121100   $    191       20000    SH             SOLE                  20000    0      0
TV GUIDE INC CL A               COMMON   87307Q109   $  3,605       75000    SH             SOLE                  75000    0      0
U S WIRELESS CORP COM           COMMON   90339C106   $  1,804       58200    SH             SOLE                  58200    0      0
UNIFY CORP COM                  COMMON   904743101   $  2,093      102400    SH             SOLE                 102400    0      0
VERITAS SOFTWARE CO COM         COMMON   923436109   $  2,031       15500    SH             SOLE                  15500    0      0
VIATEL INC COM                  COMMON   925529208   $  3,348       66700    SH             SOLE                  66700    0      0
WAL MART STORES INC COM         COMMON   931142103   $  4,904       86800    SH             SOLE                  86800    0      0
WINK COMMUNICATIONS COM         COMMON   974168106   $    447       13400    SH             SOLE                  13400    0      0
XM SATELLITE RADIO HLD CL A     COMMON   983759101   $  2,598       74500    SH             SOLE                  74500    0      0
XYBERNAUT CORP COM              COMMON   984149104   $    834       50000    SH             SOLE                  50000    0      0
ZAMBA CORP COM                  COMMON   988881108   $  1,466      140000    SH             SOLE                 140000    0      0
COMPLETEL EUROPE NV ORD           ADR    N21590109   $    199       10000    SH             SOLE                  10000    0      0
ERICSSON L M TEL CO ADR CL B S    ADR    294821400   $ 14,410      153600    SH             SOLE                 153600    0      0
EURO909 COM A S SPONSORED ADR     ADR    298737107   $    418       20000    SH             SOLE                  20000    0      0
GT GROUP TELECOM INC CL B NON     ADR    362359402   $  6,805      326000    SH             SOLE                 326000    0      0

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
 --------------------------    --------  ---------  ----------  -----------------------  ----------  --------  ---------------------
                               TITLE OF               VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP     (x$1000)    PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
 --------------------------    --------  ---------  ----------  ---------  -----  -----  ----------  --------  -------  ------  ----
INTERNET INITIAT JAPAN SPONSOR    ADR    46059T109   $  1,395       20000    SH             SOLE                  20000    0      0
NDS GROUP PLC SPONSORED ADR       ADR    628891103   $  1,763       25000    SH             SOLE                  25000    0      0
NOKIA CORP SPONSORED ADR          ADR    654902204   $ 12,454       56100    SH             SOLE                  56100    0      0
TELE1 EUROPE HLDG AB SPONSORED    ADR    87944T201   $  1,025       53600    SH             SOLE                  53600    0      0
VERSATEL TELECOM SPONSORED ADR    ADR    925301103   $  8,480      175300    SH             SOLE                 175300    0      0


TOTALS                                               $576,570  15,398,106                                    15,398,106    0      0